ORGANIZATION, BASIS OF PRESENTATION AND OPERATIONS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Text Block]
NOTE 1 – BASIS OF PRESENTATION

The condensed interim financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended February 28, 2011. The Company follows the same accounting policies in preparation of interim reports. Results of operations for the interim periods are not indicative of annual results.

NOTE 1 - ORGANIZATION AND OPERATIONS

Aura Systems, Inc., (“Aura”, “We” or the “Company”) a Delaware corporation, was founded to engage in the development, commercialization, and sales of products, systems, and components, using its patented and proprietary electromagnetic and electro-optical technology. Aura develops and sells AuraGen® mobile induction power systems to the industrial, commercial, and defense mobile power generation markets. In addition, we hold patents for other technologies that have not been commercially exploited.